Group Income Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	[1]	£ 25,776	£ 25,877	£ 24,492
Raw materials and consumables used		(4,583)	(4,599)	(4,664)
Changes in inventories of finished goods and work in progress		445	162	114
Employee benefit costs		(2,744)	(3,221)	(3,005)
Depreciation, amortisation and impairment costs		(1,450)	(1,512)	(1,038)
Other operating income		188	163	85
Loss on reclassification from amortised cost to fair value		(3)	(3)	(3)
Other operating expenses		(7,667)	(7,851)	(6,668)
Profit from operations		9,962	9,016	9,313
Net finance costs		(1,745)	(1,602)	(1,381)
Share of post-tax results of associates and joint ventures		455	498	419
Profit before taxation		8,672	7,912	8,351
Taxation on ordinary activities		(2,108)	(2,063)	(2,141)
Profit for the year		6,564	5,849	6,210
Attributable to:
Owners of the parent		6,400	5,704	6,032
Non-controlling interests		£ 164	£ 145	£ 178
Earnings per share
Basic		£ 2.800	£ 2.497	£ 2.640
Diluted		£ 2.789	£ 2.490	£ 2.632

[1]	Revenue is net of duty, excise and other taxes of £39,172 million, £39,826 million and £38,553 million for the years ended 31 December 2020, 2019 and 2018, respectively.